UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, L.P.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Cayman Islands
           --------------------------------------------------------------

Form 13F File Number:  28-06860
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash
         --------------------------------------------------------------
Title:   Manager of Ulysses Management Offshore LLC
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                   11/13/02
---------------------               ------------                   --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  NONE
                                                    ----


Form 13F Information Table Entry Total:             32
                                                    --

Form 13F Information Table Value Total:             $103,593,875
                                                    -----------



List of Other Included managers:

           NONE


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                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2002

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                                                                                                ITEM 5:
                                          ITEM 2:            ITEM 3:           ITEM 4:          Shares or
             ITEM 1:                     Title of             Cusip              Fair           Principal
          Name of Issuer                   Class              Number         Market Value        Amount         (a) Sole
------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.              COM                      G3223R108              1,667,744          30,400        X
PARTNER RE LTD.                    COM                      G6852T105              5,338,344         110,800        X
ABBOTT LABORATORIES                COM                      002824100              2,121,000          52,500        X
AETNA                              PUT                      00817Y958              5,102,925         142,500        X
AMYLIN PHARMACEUTICALS             COM                      032346108              1,013,820          61,000        X
BARRICK GOLD CORP.                 COM                      067901108              1,282,875          82,500        X
BARRICK GOLD CORP.                 PUT                      067901958              1,259,550          81,000        X
CVS CORP                           COM                      126650100              1,967,160          77,600        X
CALPINE                            COM                      131347106                741,000         300,000        X
CALPINE                            PUT                      131347956                741,000         300,000        X
CHUBB CORP                         COM                      171232101              2,916,956          53,200        X
CHUBB CORP                         CALL                     171232901              2,878,575          52,500        X
COMPUTER ASSOCIATES                CALL                     204912909                288,000          30,000        X
DANAHER CORP                       PUT                      235851952              1,705,500          30,000        X
AMEX DIAMONDS                      UNIT SER 1               252787106              3,997,600          52,600        X
AMEX DIAMONDS                      PUT                      252787956             36,480,000         480,000        X
GENERAL MOTORS                     PUT                      370442955              5,251,500         135,000        X
HOUSEHOLD INTL                     CALL                     441815907                934,230          33,000        X
IMAGISTICS INTL.                   COM                      45247T104              2,088,940         120,400        X
IBM                                PUT                      459200951              1,311,975          22,500        X
IRON MOUNTAIN INC.                 COM                      462846106              1,519,392          60,800        X
NASDAQ 100 SHARES UNIT SER 1       UNIT SER 1               631100104              1,893,808          91,400        X
NASDAQ 100 SHARES UNIT SER 1       PUT                      631100954              3,108,000         150,000        X
OXFORD HEALTH PLANS                PUT                      691471956                584,100          15,000        X
PFIZER                             COM                      717081103              4,617,082         159,100        X
PFIZER                             PUT                      717081953              3,917,700         135,000        X
PHARMACIA CORP.                    COM                      71713U102              1,527,984          39,300        X
PROCTOR & GAMBLE                   PUT                      742718959              1,340,700          15,000        X
ROADWAY CORP.                      COM                      769742107                275,100           7,500        X
UNITED HEALTHGROUP                 PUT                      91324P952              2,616,600          30,000        X
WEBMD CORP                         COM                      94769M105              2,219,475         439,500        X
YELLOW CORP.                       COM                      985509108                885,240          30,000        X


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



                                       ITEM 6:                                                    ITEM 8:
                                INVESTMENT DISCRETION                                     VOTING AUTHORITY SHARES
                                      (b) Shares                     ITEM 7:
             ITEM 1:                  as Defined      (c) Shared     Managers
          Name of Issuer              in Instr. V        Other      See Instr. V  (a) Sole       (b) Shared       (c) None
----------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD.                                                                 X
PARTNER RE LTD.                                                                       X
ABBOTT LABORATORIES                                                                   X
AETNA                                                                                 X
AMYLIN PHARMACEUTICALS                                                                X
BARRICK GOLD CORP.                                                                    X
BARRICK GOLD CORP.                                                                    X
CVS CORP                                                                              X
CALPINE                                                                               X
CALPINE                                                                               X
CHUBB CORP                                                                            X
CHUBB CORP                                                                            X
COMPUTER ASSOCIATES                                                                   X
DANAHER CORP                                                                          X
AMEX DIAMONDS                                                                         X
AMEX DIAMONDS                                                                         X
GENERAL MOTORS                                                                        X
HOUSEHOLD INTL                                                                        X
IMAGISTICS INTL.                                                                      X
IBM                                                                                   X
IRON MOUNTAIN INC.                                                                    X
NASDAQ 100 SHARES UNIT SER 1                                                          X
NASDAQ 100 SHARES UNIT SER 1                                                          X
OXFORD HEALTH PLANS                                                                   X
PFIZER                                                                                X
PFIZER                                                                                X
PHARMACIA CORP.                                                                       X
PROCTOR & GAMBLE                                                                      X
ROADWAY CORP.                                                                         X
UNITED HEALTHGROUP                                                                    X
WEBMD CORP                                                                            X
YELLOW CORP.                                                                          X

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